LVIP ClearBridge Large Cap Managed Volatility Fund

Supplement Dated May 1, 2019

to the Prospectus, Summary Prospectus,

and the Statement of Additional Information

dated May 1, 2019

This Supplement updates certain information in the Prospectus, Summary Prospectus and Statement of Additional Information for the LVIP ClearBridge Large Cap Managed Volatility Fund (the “Fund”). You may obtain copies of the Fund’s Prospectus, Summary Prospectus, and Statement of Additional Information free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

On December 4, 2018, the Board of Trustees of the Fund approved a proposal to merge the Fund with and into the LVIP ClearBridge QS Select Large Cap Managed Volatility Fund (formerly, LVIP Blended Core Equity Managed Volatility Fund), a series of the Lincoln Variable Insurance Products Trust (the “Acquiring Fund”). The merger is not expected to be a taxable event for contract holders. More information about the Acquiring Fund and the definitive terms of the proposed merger are included in the proxy materials.

The merger is subject to certain conditions, including approval by shareholders of the Fund. Proxy materials regarding the merger were distributed to owners of the variable annuity contracts or variable life insurance policies, as applicable, that are shareholders of the Fund, as of the close of business on January 10, 2019 (“Record Date”). A meeting of shareholders, as of the Record Date, to consider the merger will be held on May 9, 2019 and the Fund merger is expected to be completed on or about May 24, 2019 (“Merger Date”).

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of the Acquiring Fund, nor is it a solicitation of any proxy. The prospectus/proxy statement contains important information about fund objectives, strategies, fees, expenses and risk considerations. The prospectus/proxy statement is also available for free on the SEC’s website (www.sec.gov). Please read the prospectus/proxy statement carefully before making any decision to invest or when considering the merger proposal.

Transfers in and out of the Fund. At any time prior to the Merger Date, contract owners may transfer out of the Fund consistent with the transfer provisions of the applicable variable life insurance or variable annuity product prospectus. Contract owners may transfer into any other available investment option under their policy or contract. Please see your variable product prospectus for information about other funds available for investment within your product. Please see your variable product prospectus for more information on transfers, including any restrictions on transfers into the Fund before the Merger Date.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

LVIP Invesco Diversified Equity-Income Managed Volatility Fund

Supplement Dated May 1, 2019

to the Prospectus, Summary Prospectus,

and the Statement of Additional Information

dated May 1, 2019

This Supplement updates certain information in the Prospectus, Summary Prospectus and Statement of Additional Information for the LVIP Invesco Diversified Equity-Income Managed Volatility Fund (the “Fund”). You may obtain copies of the Fund’s Prospectus, Summary Prospectus, and Statement of Additional Information free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

On December 4, 2018, the Board of Trustees of the Fund approved a proposal to merge the Fund with and into the LVIP Invesco Select Equity Income Managed Volatility Fund (formerly, LVIP Invesco Select Equity Managed Volatility Fund), a series of Lincoln Variable Insurance Products Trust (the “Acquiring Fund”). The merger is not expected to be a taxable event for contract holders. More information about the Acquiring Fund and the definitive terms of the proposed merger are included in the proxy materials.

The merger is subject to certain conditions, including approval by shareholders of the Fund. Proxy materials regarding the merger were distributed to owners of the variable annuity contracts or variable life insurance policies, as applicable, that are shareholders of the Fund, as of the close of business on January 10, 2019 (“Record Date”). A meeting of shareholders, as of the Record Date, to consider the merger will be held on May 9, 2019 and the Fund merger is expected to be completed on or about May 24, 2019 (“Merger Date”).

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of the Acquiring Fund, nor is it a solicitation of any proxy. The prospectus/proxy statement contains important information about fund objectives, strategies, fees, expenses and risk considerations. The prospectus/proxy statement is also available for free on the SEC’s website (www.sec.gov). Please read the prospectus/proxy statement carefully before making any decision to invest or when considering the merger proposal.

Transfers in and out of the Fund. At any time prior to the Merger Date, contract owners may transfer out of the Fund consistent with the transfer provisions of the applicable variable life insurance or variable annuity product prospectus. Contract owners may transfer into any other available investment option under their policy or contract. Please see your variable product prospectus for information about other funds available for investment within your product. Please see your variable product prospectus for more information on transfers, including any restrictions on transfers into the Fund before the Merger Date.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

LVIP Goldman Sachs Income Builder Fund

Supplement Dated May 1, 2019

to the Prospectus, Summary Prospectus,

and the Statement of Additional Information

dated May 1, 2019

This Supplement updates certain information in the Prospectus, Summary Prospectus and Statement of Additional Information for the LVIP Goldman Sachs Income Builder Fund (the “Fund”). You may obtain copies of the Fund’s Prospectus, Summary Prospectus, and Statement of Additional Information free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

On March 5, 2019, the Board of Trustees of the Fund approved a plan of liquidation (the “Plan”) for the Fund, a series of Lincoln Variable Insurance Products Trust (the “Trust”), and submission of the Plan to the beneficial owners of the Fund, including contract owners of variable life insurance policies and variable annuity contracts who have selected the Fund for investment through those policies or contracts and therefore have a beneficial interest in shares of the Fund (“Beneficial Owners”) as of April 23, 2019 (“Record Date”). The liquidation of the Fund will occur only if the Plan is approved by Beneficial Owners as of the Record Date. The Fund will be mailing Beneficial Owners a proxy statement with important information they should consider before voting on the plan. If approved, the liquidation of the Fund is expected to occur on or about August 23, 2019 (“Liquidation Date”).

Transfers in and out of the Fund. At any time prior to the Liquidation Date, Beneficial Owners may transfer out of the Fund consistent with the transfer provisions of the applicable variable life insurance or variable annuity product prospectus. Contract owners may transfer into any other available investment option under their policy or contract. Please see your variable product prospectus for information about other funds available for investment offered in your product. Please see your product prospectus for more information on transfers, including any restrictions on transfers into the Fund before the Liquidation Date.

Please keep this Supplement with your Fund documents and other important records.